INCOME TAXES (Details 1)	7 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Change in valuation allowance	21.00%